Note 19 (Tables)	6 Months Ended
Jun. 30, 2021
Other Assets And Liabilities [Abstract]
Other assets and liabilities [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Other assets and liabilities (Millions of Euros)
	June 2021	December 2020
ASSETS
Inventories	446	572
Transactions in progress	107	160
Accruals	797	756
Other items	1,297	1,025
Total	2,647	2,513
LIABILITIES
Transactions in progress	27	75
Accruals	1,749	1,584
Other items	2,276	1,144
Total	4,053	2,802